Derivative Financial Instruments - Summary of net derivatives (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Assets:
Non-current assets	$ 39,617	$ 24,401
Current assets	70,313	87,659
Total assets	109,930	112,060
Liabilities:
Non-current liabilities	(611,576)	(623,684)
Current liabilities	(99,790)	(45,836)
Total liabilities	(711,366)	(669,520)
Net assets (liabilities) - non-current	(571,959)	(599,283)
Net assets (liabilities) - current	(29,477)	41,823
Total net assets (liabilities)	$ (601,436)	$ (557,460)